5. PROPERTY AND EQUIPMENT (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Computer and equipment	$ 12,288	$ 6,446
Less - Accumulated depreciation	(3,808)	(2,187)
Total	$ 8,480	$ 4,259